Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fees and commissions receivable
Payment services	£ 1,059	£ 1,030	£ 1,024
Credit and debit card fees	681	676	661
Lending and financing	794	729	701
Brokerage	89	83	93
Investment management, trustee and fiduciary services	304	266	269
Underwriting fees	155	123	120
Other	93	76	47
Total	3,175	2,983	2,915
Fees and commissions payable	(708)	(653)	(623)
Net fees and commissions	2,467	2,330	2,292
Operating segment
Fees and commissions receivable
Net fees and commissions	2,467	2,330	2,292
Retail Banking
Fees and commissions receivable
Payment services	322	324	314
Credit and debit card fees	402	400	401
Lending and financing	18	14	17
Brokerage	34	35	43
Investment management, trustee and fiduciary services	2	2	4
Other	7	4
Total	785	779	779
Fees and commissions payable	(377)	(352)	(357)
Net fees and commissions	408	427	422
Retail Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	408	427	422
Private Banking
Fees and commissions receivable
Payment services	37	32	25
Credit and debit card fees	13	13	15
Lending and financing	5	5	8
Brokerage	9	6	6
Investment management, trustee and fiduciary services	235	209	219
Other	11	5	3
Total	310	270	276
Fees and commissions payable	(20)	(21)	(26)
Net fees and commissions	290	249	250
Private Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	290	249	250
Commercial & Institutional
Fees and commissions receivable
Payment services	700	671	642
Credit and debit card fees	261	260	227
Lending and financing	771	709	673
Brokerage	46	42	44
Investment management, trustee and fiduciary services	48	45	46
Underwriting fees	155	123	120
Other	95	73	88
Total	2,076	1,923	1,840
Fees and commissions payable	(311)	(269)	(260)
Net fees and commissions	1,765	1,654	1,580
Commercial & Institutional | Operating segment
Fees and commissions receivable
Net fees and commissions	1,765	1,654	1,580
Central Items and other
Fees and commissions receivable
Payment services		3	43
Credit and debit card fees	5	3	18
Lending and financing		1	3
Investment management, trustee and fiduciary services	19	10
Other	(20)	(6)	(44)
Total	4	11	20
Fees and commissions payable		£ (11)	20
Net fees and commissions	4		40
Central Items and other | Operating segment
Fees and commissions receivable
Net fees and commissions	£ 4		£ 40